Cover	Feb. 03, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note Global Star Acquisition Inc. (“Global Star”), a Delaware corporation, is filing this Amendment No. 1 to Current Report on Form 8-K/A (“Amendment No. 1”) as an amendment to the Current Report on Form 8-K filed by the Company with the U.S. Securities and Exchange Commission on February 7, 2025 (the “Initial Form 8-K”), in order to amend the trust price per share, the redemption payments total, the net trust balance after redemptions and the shares remaining after redemption. This Amendment No. 1 should be read in conjunction with the Initial Form 8-K. Except as set forth herein, no modifications have been made to the information contained in the Initial Form 8-K, and the Company has not updated any information contained therein to reflect events that have occurred since the date of the Initial Form 8-K filing.
Document Period End Date	Feb. 03, 2025
Entity File Number	001-41506
Entity Registrant Name	GLOBAL STAR ACQUISITION INC.
Entity Central Index Key	0001922331
Entity Tax Identification Number	86-2508938
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1641 International Drive Unit 208
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	790-0717
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock, one Redeemable Warrant, and one Right
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, one Redeemable Warrant, and one Right
Trading Symbol	GLSTU
Security Exchange Name	NASDAQ
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	GLST
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	GLSTW
Security Exchange Name	NASDAQ
Rights, exchangeable into one-tenth of one share of Class A common Stock
Title of 12(b) Security	Rights, exchangeable into one-tenth of one share of Class A common Stock
Trading Symbol	GLSTR
Security Exchange Name	NASDAQ